Employee Benefit Plans (Pension and OPEB Costs Recognized as Expense) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net OPEB costs:
Net costs	$ 26	$ 37	$ 52	$ 74		$ 147	$ 143	$ 138
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net amounts recognized as expense	19	19	38	39
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate						3.54%	4.05%	4.30%
Expected return on plan assets						5.11%	5.17%	5.54%
Rate of compensation increase						4.46%	3.33%	3.29%
Components of net OPEB costs:
Service cost	6	7	13	14		$ 27	$ 24	$ 23
Interest cost	32	30	64	60		121	131	134
Expected return on assets	(30)	(30)	(60)	(60)		(120)	(115)	(122)
Amortization of net loss	8	12	15	24		49	45	41
Net costs	16	19	$ 32	38		77	85	76
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)						67	(11)	41
Amortization of net loss						(49)	(45)	(41)
Plan amendments
Total recognized as regulatory assets or other comprehensive income						18	(56)
Net amounts recognized as expense						$ 95	$ 29	$ 76
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate			4.41%			3.73%	4.35%	4.60%
Expected return on plan assets			6.19%			6.20%	6.10%	6.30%
Components of net OPEB costs:
Service cost	1	2	$ 3	4		$ 8	$ 7	$ 7
Interest cost	11	11	22	22		44	47	49
Expected return on assets	(2)	(2)	(4)	(4)		(9)	(8)	(9)
Amortization of prior service cost (credit)	(5)	(7)	(10)	(14)	$ 19	(30)	(20)	(20)
Amortization of net loss	5	14	9	28	$ (19)	57	32	35
Net costs	$ 10	$ 18	$ 20	$ 36		70	58	62
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)						(177)	139	10
Amortization of net loss						(57)	(32)	(35)
Plan amendments							(78)
Amortization of prior service cost (credit)						30	20	20
Total recognized as regulatory assets or other comprehensive income						(204)	49	(5)
Net amounts recognized as expense						$ (134)	$ 107	$ 57